Business Combinations (Details)	1 Months Ended
Nov. 30, 2018 USD ($)
Business Combinations [Abstract]
Purchase consideration	$ 1,053,020
Net assets acquired, excluding property, plant and equipment and long-term loans from related party	(333,464)
Property, plant and equipment	2,704
Long-term loans-related party	(215,811)
Goodwill	1,599,591
Total	$ 1,053,020